UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04813
BNY Mellon Investment Funds I
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
9/30
Date of reporting period:
3/31/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon International Equity Fund
BNY Mellon Small Cap Value Fund
BNY Mellon Small/Mid Cap Growth Fund
ITEM 1 - Reports to Stockholders
BNY Mellon International Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class A – NIEAX
This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$52	1.02%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$324	69	85.78%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)

United Kingdom
23.8%
Japan
21.5%
France
9.5%
Germany
9.2%
Netherlands
6.3%
United States
5.5%
Switzerland
4.9%
Spain
4.9%
Italy
3.6%
Hong Kong
2.6%
Bermuda
1.6%
Belgium
1.3%
Australia
1.1%
Denmark
1.1%
China
1.1%
Net Other Assets and Liabilities
2.0%

How has the Fund changed?
  As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Trust’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon International Core Equity Fund Class A, Class C, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6916SA0326

BNY Mellon International Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class C – NIECX
This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$90	1.77%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$324	69	85.78%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)

How has the Fund changed?
  As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Trust’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon International Core Equity Fund Class A, Class C, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6917SA0326

BNY Mellon International Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class I – SNIEX
This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$39	0.77%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$324	69	85.78%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)

How has the Fund changed?
  As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Trust’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon International Core Equity Fund Class A, Class C, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6912SA0326

BNY Mellon International Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class Y – NIEYX
This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$39	0.77%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$324	69	85.78%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)

How has the Fund changed?
  As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Trust’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon International Core Equity Fund Class A, Class C, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0952SA0326

BNY Mellon Small Cap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class A – RUDAX
This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$64	1.26%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$268	113	42.14%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Financials
22.2%
Industrials
15.2%
Energy
10.8%
Information Technology
9.9%
Consumer Discretionary
9.5%
Health Care
8.0%
Real Estate
7.8%
Materials
5.0%
Investment Companies
4.5%
Utilities
3.8%
Communication Services
2.3%
Consumer Staples
1.4%
Net Other Assets and Liabilities
-0.4%

How has the Fund changed?
  Effective October 1, 2025 (the “Effective Date”), the Fund terminated the Fund Accounting and Administrative Services Agreement. As of the Effective Date, the fund will be administered by BNY Mellon Investment Adviser, Inc., the Fund’s Adviser.
  As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon Opportunistic Small Cap Fund Investor, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Investor Shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4032SA0326

BNY Mellon Small Cap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class C – BOSCX
This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$106	2.09%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$268	113	42.14%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective October 1, 2025 (the “Effective Date”), the Fund terminated the Fund Accounting and Administrative Services Agreement. As of the Effective Date, the fund will be administered by BNY Mellon Investment Adviser, Inc., the Fund’s Adviser.
  As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon Opportunistic Small Cap Fund Investor, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Investor Shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4033SA0326

BNY Mellon Small Cap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class I – STSVX
This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$50	0.99%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$268	113	42.14%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective October 1, 2025 (the “Effective Date”), the Fund terminated the Fund Accounting and Administrative Services Agreement. As of the Effective Date, the fund will be administered by BNY Mellon Investment Adviser, Inc., the Fund’s Adviser.
  As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon Opportunistic Small Cap Fund Investor, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Investor Shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6944SA0326

BNY Mellon Small Cap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class Y – BOSYX
This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$49	0.96%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$268	113	42.14%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective October 1, 2025 (the “Effective Date”), the Fund terminated the Fund Accounting and Administrative Services Agreement. As of the Effective Date, the fund will be administered by BNY Mellon Investment Adviser, Inc., the Fund’s Adviser.
  As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon Opportunistic Small Cap Fund Investor, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Investor Shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0250SA0326

BNY Mellon Small/Mid Cap Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class A – DBMAX
This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$50	1.02%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$761	66	85.41%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Industrials
30.3%
Health Care
28.2%
Consumer Discretionary
15.1%
Information Technology
14.9%
Financials
5.3%
Consumer Staples
4.6%
Energy
0.9%
Investment Companies
0.8%
Real Estate
0.2%
Net Other Assets and Liabilities
-0.3%

How has the Fund changed?

  BNY Mellon Investment Adviser, Inc. (the “Adviser”) had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .05% of the value of the Fund’s average daily net assets. Effective January 31, 2026, the Adviser terminated this waiver agreement.

Changes in or Disagreements with Accountants

  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6921SA0326

BNY Mellon Small/Mid Cap Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class C – DBMCX
This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$91	1.87%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$761	66	85.41%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

How has the Fund changed?
  BNY Mellon Investment Adviser, Inc. (the “Adviser”) had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .05% of the value of the Fund’s average daily net assets. Effective January 31, 2026, the Adviser terminated this waiver agreement.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6922SA0326

BNY Mellon Small/Mid Cap Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class I – SDSCX
This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$38	0.78%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$761	66	85.41%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

How has the Fund changed?
  BNY Mellon Investment Adviser, Inc. (the “Adviser”) had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .05% of the value of the Fund’s average daily net assets. Effective January 31, 2026, the Adviser terminated this waiver agreement.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6928SA0326

BNY Mellon Small/Mid Cap Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class Y – DBMYX
This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$34	0.69%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$761	66	85.41%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

How has the Fund changed?
  BNY Mellon Investment Adviser, Inc. (the “Adviser”) had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .05% of the value of the Fund’s average daily net assets. Effective January 31, 2026, the Adviser terminated this waiver agreement.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0187SA0326

BNY Mellon Small/Mid Cap Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class Z – DBMZX
This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$42	0.87%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$761	66	85.41%
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

How has the Fund changed?
  BNY Mellon Investment Adviser, Inc. (the “Adviser”) had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .05% of the value of the Fund’s average daily net assets. Effective January 31, 2026, the Adviser terminated this waiver agreement.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4118SA0326

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon International Equity Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
March 31, 2026

Class	Ticker
A	NIEAX
C	NIECX
I	SNIEX
Y	NIEYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 92.4%
Australia — 1.1%
Suncorp Group Ltd.	312,975	3,491,608
Belgium — 1.3%
UCB SA	14,204	4,278,401
Bermuda — 1.6%
Hiscox Ltd.	255,764	5,154,548
China — 1.1%
Contemporary Amperex Technology Co. Ltd., Cl. A	58,600	3,434,746
Denmark — 1.1%
Novo Nordisk A/S, Cl. B	93,494	3,445,177
France — 9.5%
Airbus SE	12,818	2,407,545
BNP Paribas SA	44,802	4,267,883
Cie de Saint-Gobain SA	33,994	2,797,545
Cie Generale des Etablissements Michelin SCA	103,177	3,513,417
Orange SA	231,866	4,737,547
Rexel SA	99,846	3,904,932
Schneider Electric SE	19,580	5,378,039
SCOR SE	109,633	3,873,332
		30,880,240
Germany — 7.7%
Daimler Truck Holding AG	76,258	3,635,321
Deutsche Telekom AG	142,139	5,241,240
E.ON SE	328,773	7,185,918
Fresenius SE & Co. KGaA	48,544	2,486,645
SAP SE	16,990	2,875,269
Siemens Energy AG	20,716	3,409,347
		24,833,740
Greece — .6%
Eurobank SA	450,430	1,808,569
Hong Kong — 2.6%
AIA Group Ltd.	755,912	8,491,801
Italy — 3.6%
Enel SpA	566,030	6,162,290
Prysmian SpA	48,277	5,645,212
		11,807,502
Japan — 21.5%
Advantest Corp.	14,700	1,988,846
Denso Corp.	146,900	1,823,922
East Japan Railway Co.	281,200	6,417,592
Ebara Corp.	126,800	3,572,908
Hitachi Ltd.	150,100	4,386,766
ITOCHU Corp.	584,800	7,433,051
Komatsu Ltd.	146,400	5,746,923
Kurita Water Industries Ltd.	72,600	3,454,404
Mitsubishi Heavy Industries Ltd.	104,100	2,839,780
Mizuho Financial Group, Inc.	73,600	2,937,733
Pan Pacific International Holdings Corp.	1,109,100	6,803,467
Renesas Electronics Corp.	252,600	3,587,052
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 92.4% (continued)
Japan — 21.5% (continued)
Santen Pharmaceutical Co. Ltd.	298,900	3,394,523
Sony Group Corp.	161,500	3,331,155
Sumitomo Mitsui Financial Group, Inc.	194,600	6,414,725
Suzuki Motor Corp.	252,300	3,022,799
Tokyo Electron Ltd.	10,900	2,665,618
		69,821,264
Netherlands — 6.3%
ASML Holding NV	8,710	11,528,877
ING Groep NV	187,676	4,903,840
Koninklijke Ahold Delhaize NV	83,089	3,878,910
		20,311,627
Spain — 4.9%
Banco Santander SA	650,701	7,362,890
Repsol SA	242,689	6,818,620
Unicaja Banco SA(a)	529,126	1,576,256
		15,757,766
Sweden — .8%
Spotify Technology SA(b)	5,545	2,688,826
Switzerland — 4.9%
Alcon AG	39,027	2,940,684
Glencore PLC	667,232	5,084,309
Nestle SA	80,918	8,026,171
		16,051,164
United Kingdom — 23.8%
AstraZeneca PLC	42,195	8,241,444
Babcock International Group PLC	243,491	3,750,635
Balfour Beatty PLC	568,661	5,690,150
Barclays PLC	1,181,179	6,224,162
GSK PLC	223,212	6,121,557
HSBC Holdings PLC	270,747	4,430,294
London Stock Exchange Group PLC	29,496	3,486,011
Marks & Spencer Group PLC	1,154,518	5,185,197
Reckitt Benckiser Group PLC	46,891	3,182,148
Rio Tinto PLC	16,078	1,494,479
Rolls-Royce Holdings PLC	354,215	5,409,199
Shell PLC	211,879	9,894,073
Smith & Nephew PLC	152,193	2,404,127
SSE PLC	70,874	2,446,856
The Weir Group PLC	40,315	1,508,261
United Utilities Group PLC	205,504	3,592,698
Vodafone Group PLC	2,755,762	4,178,466
		77,239,757
Total Equity Securities - Common Stocks (cost $266,815,837)		299,496,736

Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — 1.5%
Germany — 1.5%
Volkswagen AG (cost $5,811,618)	6.36	47,174	4,724,093

4

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 5.5%
Registered Investment Companies — 5.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $17,919,267)	3.72	17,919,267	17,919,267
Total Investments (cost $290,546,722)		99.4%	322,140,096
Cash and Receivables (Net)		.6%	2,061,389
Net Assets		100.0%	324,201,485

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to $1,576,256 or .5% of net assets.

(b)	Non-income producing security.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 9/30/2025	Purchases ($)†	Sales ($)	Value ($) 3/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - 5.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 5.5%	7,919,100	77,841,286	(67,841,119)	17,919,267	124,562
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	2,810,006	(2,810,006)	-	121††
Total - 5.5%	7,919,100	80,651,292	(70,651,125)	17,919,267	124,683

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	272,627,455	304,220,829
Affiliated issuers	17,919,267	17,919,267
Cash denominated in foreign currency	339,196	337,526
Tax reclaim receivable—Note 1(b)		3,627,185
Dividends receivable		837,954
Receivable for shares of Beneficial Interest subscribed		162,961
Prepaid expenses		52,331
		327,158,053
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		217,502
Payable for investment securities purchased		2,402,014
Payable for shares of Beneficial Interest redeemed		243,752
Trustees’ fees and expenses payable		8,550
Other accrued expenses		84,750
		2,956,568
Net Assets ($)		324,201,485
Composition of Net Assets ($):
Paid-in capital		271,188,917
Total distributable earnings (loss)		53,012,568
Net Assets ($)		324,201,485

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	57,050,873	942,344	146,316,927	119,891,341
Shares Outstanding	3,302,135	55,836	8,623,880	7,136,710
Net Asset Value Per Share ($)	17.28	16.88	16.97	16.80
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $113,403 foreign taxes withheld at source):
Unaffiliated issuers	1,741,252
Affiliated issuers	124,562
Interest	2,036
Affiliated income net of rebates from securities lending—Note 1(c)	121
Total Income	1,867,971
Expenses:
Management fee—Note 3(a)	958,668
Shareholder servicing costs—Note 3(c)	87,634
Professional fees	69,540
Registration fees	37,156
Prospectus and shareholders’ reports	25,125
Trustees’ fees and expenses—Note 3(d)	22,110
Chief Compliance Officer fees—Note 3(c)	20,109
Custodian fees—Note 3(c)	11,486
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Loan commitment fees—Note 2	3,573
Distribution plan fees—Note 3(b)	2,610
Interest expense—Note 2	1,667
Miscellaneous	7,776
Total Expenses	1,257,454
Less—reduction in expenses due to undertaking—Note 3(a)	(238,706)
Net Expenses	1,018,748
Net Investment Income	849,223
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	27,034,933
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(27,017,682)
Net Realized and Unrealized Gain (Loss) on Investments	17,251
Net Increase in Net Assets Resulting from Operations	866,474
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

Operations ($):
Net investment income	849,223	5,298,967
Net realized gain (loss) on investments	27,034,933	47,946,350
Net change in unrealized appreciation (depreciation) on investments	(27,017,682)	(11,725,701)
Net Increase (Decrease) in Net Assets Resulting from Operations	866,474	41,519,616
Distributions ($):
Distributions to shareholders:
Class A	(1,411,056)	(2,552,380)
Class C	(77,654)	(144,488)
Class I	(15,733,320)	(30,629,902)
Class Y	(19,734,758)	(46,078,891)
Total Distributions	(36,956,788)	(79,405,661)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	3,038,522	2,597,142
Class C	44,161	332,462
Class I	24,177,708	46,966,311
Class Y	10,019,665	18,790,257
Net assets received in connection with reorganization—Note 1	101,838,928	-
Distributions reinvested:
Class A	1,383,057	2,540,486
Class C	77,654	144,488
Class I	15,450,314	29,758,893
Class Y	14,571,401	24,170,600
Cost of shares redeemed:
Class A	(3,960,105)	(3,379,103)
Class C	(322,422)	(154,846)
Class I	(28,987,284)	(66,641,271)
Class Y	(13,551,649)	(74,643,521)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	123,779,950	(19,518,102)
Total Increase (Decrease) in Net Assets	87,689,636	(57,404,147)
Net Assets ($):
Beginning of Period	236,511,849	293,915,996
End of Period	324,201,485	236,511,849
8

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

Capital Share Transactions (Shares):
Class A(a)
Shares sold	163,613	145,870
Shares issued in connection with reorganization—Note 1	2,811,372	-
Shares issued for distributions reinvested	80,833	170,847
Shares redeemed	(215,200)	(200,910)
Net Increase (Decrease) in Shares Outstanding	2,840,618	115,807
Class C
Shares sold	2,588	17,002
Shares issued in connection with reorganization—Note 1	27,884	-
Shares issued for distributions reinvested	4,636	9,890
Shares redeemed	(17,063)	(7,977)
Net Increase (Decrease) in Shares Outstanding	18,045	18,915
Class I(a)
Shares sold	1,398,397	2,852,198
Shares issued in connection with reorganization—Note 1	2,598,908	-
Shares issued for distributions reinvested	920,209	2,034,101
Shares redeemed	(1,606,838)	(4,131,273)
Net Increase (Decrease) in Shares Outstanding	3,310,676	755,026
Class Y(a)
Shares sold	555,896	1,143,692
Shares issued in connection with reorganization—Note 1	39,554	-
Shares issued for distributions reinvested	876,212	1,665,789
Shares redeemed	(750,919)	(4,196,333)
Net Increase (Decrease) in Shares Outstanding	720,743	(1,386,852)

(a)
During the period ended March 31, 2026, 43,677 Class Y shares representing $817,354 were exchanged for 43,299 Class I shares. During the period ended
September 30, 2025, 519 Class Y shares representing $11,576 were exchanged for 512 Class A shares and 113,334 Class Y shares representing $1,946,852 were exchanged for 112,450 Class I shares.

See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.69	23.37	20.22	17.36	25.37	21.07
Investment Operations:
Net investment income(a)	.12	.38	.20	.33	.25	.23
Net realized and unrealized gain (loss) on investments	.60	3.23	4.35	3.19	(7.46)	4.39
Total from Investment Operations	.72	3.61	4.55	3.52	(7.21)	4.62
Distributions:
Dividends from net investment income	(.46 )	(.34 )	(.41 )	(.35 )	(.80 )	(.32 )
Dividends from net realized gain on investments	(2.67)	(6.95)	(.99 )	(.31 )	-	-
Total Distributions	(3.13)	(7.29)	(1.40)	(.66 )	(.80 )	(.32 )
Net asset value, end of period	17.28	19.69	23.37	20.22	17.36	25.37
Total Return (%)(b)	3.74 (c)	25.66	23.45	20.33	(29.34)	22.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.27 (d)	1.30	1.23	1.20	1.16	1.17
Ratio of net expenses to average net assets(e)	1.02 (d)	1.04 (f)	1.08 (f)	1.07 (f)	1.07	1.07
Ratio of net investment income to average net assets(e)	1.29 (d)	2.13 (f)	.91 (f)	1.62 (f)	1.08	.93
Portfolio Turnover Rate	85.78 (c)	230.46	95.93	45.57	53.90	26.26
Net Assets, end of period ($ x 1,000)	57,051	9,089	8,081	8,974	8,928	9,263

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.24	22.96	19.84	16.98	24.77	20.57
Investment Operations:
Net investment income (loss)(a)	(.02 )	.24	.01	.18	.06	.03
Net realized and unrealized gain (loss) on investments	.64	3.17	4.30	3.12	(7.29)	4.29
Total from Investment Operations	.62	3.41	4.31	3.30	(7.23)	4.32
Distributions:
Dividends from net investment income	(.31 )	(.18 )	(.20 )	(.13 )	(.56 )	(.12 )
Dividends from net realized gain on investments	(2.67)	(6.95)	(.99 )	(.31 )	-	-
Total Distributions	(2.98)	(7.13)	(1.19)	(.44 )	(.56 )	(.12 )
Net asset value, end of period	16.88	19.24	22.96	19.84	16.98	24.77
Total Return (%)(b)	3.35 (c)	24.72	22.53	19.43	(29.88)	21.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.10 (d)	2.13	2.13	2.07	1.98	1.95
Ratio of net expenses to average net assets(e)	1.77 (d)	1.79 (f)	1.83 (f)	1.82 (f)	1.82	1.82
Ratio of net investment income (loss) to average net assets(e)	(.22 )(d)	1.38 (f)	.06 (f)	.89 (f)	.26	.14
Portfolio Turnover Rate	85.78 (c)	230.46	95.93	45.57	53.90	26.26
Net Assets, end of period ($ x 1,000)	942	727	433	478	661	1,304

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.42	23.17	20.07	17.24	25.18	20.90
Investment Operations:
Net investment income(a)	.06	.42	.26	.39	.30	.28
Net realized and unrealized gain (loss) on investments	.66	3.18	4.30	3.16	(7.40)	4.36
Total from Investment Operations	.72	3.60	4.56	3.55	(7.10)	4.64
Distributions:
Dividends from net investment income	(.50 )	(.40 )	(.47 )	(.41 )	(.84 )	(.36 )
Dividends from net realized gain on investments	(2.67)	(6.95)	(.99 )	(.31 )	-	-
Total Distributions	(3.17)	(7.35)	(1.46)	(.72 )	(.84 )	(.36 )
Net asset value, end of period	16.97	19.42	23.17	20.07	17.24	25.18
Total Return (%)	3.88 (b)	25.94	23.83	20.63	(29.19)	22.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00 (c)	1.01	.95	.92	.89	.88
Ratio of net expenses to average net assets(d)	.77 (c)	.79 (e)	.83 (e)	.82 (e)	.82	.82
Ratio of net investment income to average net assets(d)	.70 (c)	2.39 (e)	1.19 (e)	1.90 (e)	1.34	1.14
Portfolio Turnover Rate	85.78 (b)	230.46	95.93	45.57	53.90	26.26
Net Assets, end of period ($ x 1,000)	146,317	103,158	105,613	95,257	100,515	169,071

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
12

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.25	23.04	19.96	17.16	25.06	20.81
Investment Operations:
Net investment income(a)	.05	.43	.23	.38	.29	.28
Net realized and unrealized gain (loss) on investments	.67	3.13	4.31	3.14	(7.35)	4.33
Total from Investment Operations	.72	3.56	4.54	3.52	(7.06)	4.61
Distributions:
Dividends from net investment income	(.50 )	(.40 )	(.47 )	(.41 )	(.84 )	(.36 )
Dividends from net realized gain on investments	(2.67)	(6.95)	(.99 )	(.31 )	-	-
Total Distributions	(3.17)	(7.35)	(1.46)	(.72 )	(.84 )	(.36 )
Net asset value, end of period	16.80	19.25	23.04	19.96	17.16	25.06
Total Return (%)	3.85 (b)	25.96	23.80	20.61	(29.17)	22.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91 (c)	.93	.89	.85	.82	.82
Ratio of net expenses to average net assets	.77 (c),(d)	.79 (d),(e)	.83 (d),(e)	.82 (d),(e)	.82 (d)	.82
Ratio of net investment income to average net assets	.53 (c),(d)	2.39 (d),(e)	1.10 (d),(e)	1.88 (d),(e)	1.32 (d)	1.15
Portfolio Turnover Rate	85.78 (b)	230.46	95.93	45.57	53.90	26.26
Net Assets, end of period ($ x 1,000)	119,891	123,538	179,789	245,538	299,931	535,448

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
13

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Equity Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA is an indirect subsidiary of BNY.
As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Trust’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon International Core Equity Fund Class A, Class C, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares of  Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies. The net asset value of the fund’s Class A, Class C, Class I and Class Y shares on the close of business on February 13, 2026, after the reorganization was $18.76, $18.34, $18.42 and $18.23, respectively, and a total of 2,811,372, 27,884, 2,598,908 and 39,554 shares, respectively, were issued to shareholders of the Acquired Fund Class A, Class C, Class I and Class Y in the exchange.
The net unrealized appreciation (depreciation) on investments and net assets as of the merger date for the Acquired Fund and the fund were as follows:
	Unrealized Appreciation (Depreciation) ($)	Net Assets ($)
BNY Mellon International Equity Fund	49,815,542	248,926,479
BNY Mellon International Core Equity Fund	28,272,847	101,838,928
Assuming the merger had been completed on October 1, 2025, the fund’s pro forma results in the Statement of Operations during the period ended March 31, 2026 would be as follows:
Net investment income	$967,662 †
Net realized and unrealized gain (loss) on investments	$15,809,137 ††
Net increase in net assets resulting from operations	$16,776,799

†	$849,223 as reported in the Statement of Operations, plus $118,439 the Acquired Fund pre-merger.
††	$17,251 as reported in the Statement of Operations, plus $15,791,886 the Acquired Fund pre-merger.
Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and expenses of BNY Mellon International Core Equity Fund that have been included in the fund’s Statement of Operations since February 13, 2026.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relation
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
ship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	5,629,510	293,867,226††	—	299,496,736
Equity Securities - Preferred Stocks	—	4,724,093††	—	4,724,093
Investment Companies	17,919,267	—	—	17,919,267
	23,548,777	298,591,319	—	322,140,096

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of March 31, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2026, BNY earned $16 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of March 31, 2026, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended September 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2025 were as follows: ordinary income $23,375,317 and long-term capital gains $56,030,344. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended March 31, 2026, the fund was charged $1,667 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended March 31, 2026 was approximately $71,429 with a related weighted average annualized interest rate of 4.68%. As of March 31, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from October 1, 2025 through January 30, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .77% of the value of the fund’s average daily net assets. On or after January 30, 2027, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $238,706 during the period ended March 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended March 31, 2026, the Distributor retained $124 from commissions earned on sales of the fund’s Class A shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended March 31, 2026, Class C shares were charged $2,610 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
the period ended March 31, 2026, Class A and Class C shares were charged $26,134 and $870, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2026, the fund was charged $4,040 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2026, the fund was charged $11,486 pursuant to the custody agreement.
During the period ended March 31, 2026, the fund was charged $20,109 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended March 31, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $205,745, Distribution Plan fees of $603, Shareholder Services Plan fees of $12,467, Custodian fees of $17,575, Chief Compliance Officer fees of $14,811, Transfer Agent fees of $6,465 and shareholder and regulatory reports service fees of $21,667, which are offset against an expense reimbursement currently in effect in the amount of $61,831.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2026, amounted to $216,736,238 and $240,481,460, respectively.
At March 31, 2026, accumulated net unrealized appreciation on investments was $31,593,374, consisting of $44,389,056 gross unrealized appreciation and $12,795,682 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund is a series of BNY Mellon Investment Funds I (the “Trust”). KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Fund until its dismissal on January 1, 2026.
During each of the two fiscal years ended September 30, 2025 and September 30, 2024, and the subsequent interim period through January 1, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
The audit reports of KPMG on the financial statements of the Fund as of and for the fiscal years ended September 30, 2025 and September 30, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 19, 2025, the Audit Committee and Board of the Trust approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm effective January 1, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. Accordingly, a change in the Fund’s independent registered public accounting firm was deemed to occur as of January 1, 2026.
20

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect six Board Members to the Board of Trustees of the Fund:
Andrew J. Donohue	137,780,312	1,215,294
Joan L. Gulley	137,802,019	1,193,587
Alan H. Howard	137,840,839	1,154,766
Robin A. Melvin	137,768,975	1,226,630
Bradley J. Skapyak	137,763,522	1,232,084
Burton N. Wallack	137,793,180	1,202,426
21

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $42,219.
22

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 3-4, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management Limited (the “Sub-Adviser” or “NIM”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIM and Newton Investment Management North America, LLC (“NIMNA”), pursuant to which NIMNA provides certain advisory services to NIM for the benefit of the fund, including, but not limited to, portfolio management services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional international large-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international large-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional international large-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the one- and two-year periods when the Fund’s total return performance was above the Performance Group median, and was and was above the Performance Universe median for all periods, except for the four-, five- and ten-year periods when the Fund’s total return performance was below the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star rating from Morningstar for the three-year period based on Morningstar’s risk-adjusted return measure.
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was slightly lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until January 30, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..77%. On or after January 30, 2027, the Adviser may terminate this expense limitation agreement at any time.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by the one other fund advised by the Adviser that is in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
24

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
25

© 2026 BNY Mellon Securities Corporation
Code-6916NCSRSA0326

BNY Mellon Small Cap Value Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
March 31, 2026

Class	Ticker
A	RUDAX
C	BOSCX
I	STSVX
Y	BOSYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 95.6%
Automobiles & Components — 1.5%
LCI Industries	22,359	2,749,710
Visteon Corp.	14,952	1,362,277
		4,111,987
Banks — 14.7%
Bank OZK	41,234	1,892,228
BankUnited, Inc.	42,432	1,916,229
Business First Bancshares, Inc.	66,825	1,806,948
Columbia Banking System, Inc.	140,802	3,862,199
First Busey Corp.	110,193	2,784,577
First Horizon Corp.	162,028	3,687,757
First Merchants Corp.	101,779	3,941,901
Metropolitan Bank Holding Corp.	42,424	3,533,495
Origin Bancorp, Inc.	66,890	2,773,259
Pinnacle Financial Partners, Inc.	21,987	1,893,960
Simmons First National Corp., Cl. A	199,177	3,873,993
SouthState Bank Corp.	27,318	2,527,461
Texas Capital Bancshares, Inc.(a)	25,277	2,398,282
United Community Banks, Inc.	79,369	2,499,330
		39,391,619
Capital Goods — 12.4%
BWX Technologies, Inc.	19,289	3,944,408
Enpro, Inc.	10,303	2,582,447
Flowserve Corp.	53,048	3,899,558
Fluor Corp.(a)	77,135	3,598,348
Gates Industrial Corp. PLC(a)	143,633	3,247,542
Hayward Holdings, Inc.(a)	168,250	2,251,185
Herc Holdings, Inc.(b)	18,515	1,843,168
Janus International Group, Inc.(a)	337,237	1,736,770
Matrix Service Co.(a)	110,142	1,264,430
MYR Group, Inc.(a)	9,659	2,726,929
Sensata Technologies Holding PLC(b)	68,817	2,423,735
Tennant Co.	42,584	2,827,578
York Space Systems, Inc.(a),(b)	36,907	818,228
		33,164,326
Commercial & Professional Services — 1.5%
BlackSky Technology, Inc.(a),(b)	66,386	1,670,272
HNI Corp.	56,490	1,886,201
Korn Ferry	6,579	414,148
		3,970,621
Consumer Discretionary Distribution & Retail — 2.7%
Bath & Body Works, Inc.	64,651	1,207,034
Monro, Inc.	166,964	2,678,103
Stitch Fix, Inc., Cl. A(a)	364,025	1,204,923
Valvoline, Inc.(a),(b)	64,493	2,172,124
		7,262,184
Consumer Durables & Apparel — 3.0%
Carter’s, Inc.	58,359	2,086,918
Levi Strauss & Co., Cl. A	77,584	1,434,528

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 95.6% (continued)
Consumer Durables & Apparel — 3.0% (continued)
Meritage Homes Corp.	27,621	1,708,083
YETI Holdings, Inc.(a)	74,331	2,719,771
		7,949,300
Consumer Services — 2.3%
First Watch Restaurant Group, Inc.(a),(b)	160,307	1,680,017
Genius Sports Ltd.(a)	403,886	1,789,215
Lindblad Expeditions Holdings, Inc.(a)	150,559	2,604,671
		6,073,903
Energy — 10.8%
BKV Corp.(a)	120,059	3,424,083
Cactus, Inc., Cl. A	44,792	2,121,797
California Resources Corp.	74,641	5,166,650
CNX Resources Corp.(a),(b)	59,224	2,283,085
Crescent Energy Co., Cl. A(b)	360,341	4,864,603
Expro Group Holdings NV(a),(b)	210,689	3,668,095
Liberty Energy, Inc.	132,388	3,812,774
Northern Oil & Gas, Inc.(b)	10,920	319,192
PBF Energy, Inc., Cl. A	70,096	3,337,972
		28,998,251
Equity Real Estate Investment Trusts — 7.1%
Americold Realty Trust, Inc.(c)	155,102	1,777,469
COPT Defense Properties(c)	66,643	2,039,276
Diversified Healthcare Trust(c)	47,582	315,944
EPR Properties(c)	52,429	2,619,353
Healthpeak Properties, Inc.(c)	159,883	2,626,878
NETSTREIT Corp.(b),(c)	113,834	2,143,494
Rayonier, Inc.(c)	124,006	2,557,004
Ryman Hospitality Properties, Inc.(c)	23,983	2,212,911
STAG Industrial, Inc.(c)	59,642	2,150,691
Urban Edge Properties(c)	23,842	476,363
		18,919,383
Financial Services — 6.5%
Etoro Group Ltd., Cl. A(a)	52,465	1,575,524
Marex Group PLC	97,200	4,333,176
Moelis & Co., Cl. A(b)	35,198	2,006,286
PennyMac Financial Services, Inc.	24,421	2,134,396
PJT Partners, Inc., Cl. A	14,010	1,957,477
PROG Holdings, Inc.	83,906	2,407,263
Voya Financial, Inc.	36,568	2,498,326
WisdomTree, Inc.	24,213	352,541
		17,264,989
Food, Beverage & Tobacco — 1.4%
J & J Snack Foods Corp.	26,995	2,139,894
Nomad Foods Ltd.	167,432	1,609,021
		3,748,915
Health Care Equipment & Services — 4.6%
Alignment Healthcare, Inc.(a)	181,913	3,205,307
Ceribell, Inc.(a)	62,539	1,146,340
Encompass Health Corp.	3,186	308,182
Envista Holdings Corp.(a)	75,844	1,924,162
Omnicell, Inc.(a)	46,157	1,540,721

Description	Shares	Value ($)
Equity Securities - Common Stocks — 95.6% (continued)
Health Care Equipment & Services — 4.6% (continued)
Privia Health Group, Inc.(a)	149,784	3,081,057
Strata Critical Medical, Inc.(a),(b)	260,111	1,087,264
		12,293,033
Insurance — 1.0%
The Baldwin Insurance Group, Inc.(a),(b)	120,409	2,641,773
Materials — 5.0%
Alamos Gold, Inc., Cl. A	71,676	3,184,565
Alcoa Corp.	46,001	3,051,246
Element Solutions, Inc.	99,565	3,399,149
Methanex Corp.	62,208	3,703,864
		13,338,824
Media & Entertainment — 2.3%
John Wiley & Sons, Inc., Cl. A	72,764	2,772,308
Lionsgate Studios Corp.(a)	30,263	290,222
Magnite, Inc.(a)	176,370	2,095,276
Starz Entertainment Corp.(a)	80,373	924,290
		6,082,096
Pharmaceuticals, Biotechnology & Life Sciences — 3.4%
KalVista Pharmaceuticals, Inc.(a),(b)	131,601	2,649,128
Mirum Pharmaceuticals, Inc.(a)	33,272	3,073,668
Soleno Therapeutics, Inc.(a)	28,127	941,692
Syndax Pharmaceuticals, Inc.(a)	103,728	2,423,086
		9,087,574
Real Estate Management & Development — .7%
Newmark Group, Inc., Cl. A	116,263	1,742,782
Semiconductors & Semiconductor Equipment — 4.7%
Cohu, Inc.(a)	98,426	3,013,804
Kulicke & Soffa Industries, Inc.	44,642	2,933,872
Synaptics, Inc.(a)	31,942	2,237,218
Ultra Clean Holdings, Inc.(a)	45,656	2,838,890
Veeco Instruments, Inc.(a)	48,795	1,652,199
		12,675,983
Software & Services — 1.8%
Blackbaud, Inc.(a)	25,911	1,000,424
Cellebrite DI Ltd.(a)	186,299	2,567,200
Dolby Laboratories, Inc., Cl. A	21,346	1,282,041
		4,849,665
Technology Hardware & Equipment — 3.1%
Belden, Inc.	19,637	2,254,917
Novanta, Inc.(a),(b)	13,697	1,617,752
Viavi Solutions, Inc.(a)	132,675	4,415,424
		8,288,093
Transportation — 1.3%
Sun Country Airlines Holdings, Inc.(a)	216,935	3,583,766
Utilities — 3.8%
Hallador Energy Co.(a)	87,602	1,426,161
MDU Resources Group, Inc.	161,470	3,345,658

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 95.6% (continued)
Utilities — 3.8% (continued)
ONE Gas, Inc.	33,466	2,882,427
Southwest Gas Holdings, Inc.	30,386	2,640,543
		10,294,789
Total Equity Securities - Common Stocks (cost $220,703,792)		255,733,856
Equity Securities - Private Equity — .3%
Real Estate Management & Development — .1%
Roofstock, Ser. E (a),(d)	41,269	142,791
Software & Services — .2%
Locus Robotics, Ser. F (a),(d)	14,518	664,634
Total Equity Securities - Private Equity (cost $1,841,068)		807,425

	1-Day Yield (%)
Investment Companies — 2.2%
Registered Investment Companies — 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $5,829,498)	3.72	5,829,498	5,829,498
Investment of Cash Collateral for Securities Loaned — 2.3%
Registered Investment Companies — 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $6,094,563)	3.72	6,094,563	6,094,563
Total Investments (cost $234,468,921)		100.4%	268,465,342
Liabilities, Less Cash and Receivables		(.4%)	(950,672)
Net Assets		100.0%	267,514,670

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2026, the value of the fund’s securities on loan was $21,670,027 and the value of the collateral was
$21,540,644, consisting of cash collateral of $6,094,563 and U.S. Government & Agency securities valued at $15,446,081.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at March 31, 2026. These securities were valued at $807,425 or .3% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 9/30/2025	Purchases ($)†	Sales ($)	Value ($) 3/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.2%	1,794,097	22,518,717	(18,483,316)	5,829,498	43,872

Affiliated Issuers (continued)
Description	Value ($) 9/30/2025	Purchases ($)†	Sales ($)	Value ($) 3/31/2026	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.3%	1,709,981	24,059,804	(19,675,222)	6,094,563	5,678††
Total - 4.5%	3,504,078	46,578,521	(38,158,538)	11,924,061	49,550

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $21,670,027)—Note 1(c):
Unaffiliated issuers	222,544,860	256,541,281
Affiliated issuers	11,924,061	11,924,061
Receivable for investment securities sold		5,255,193
Dividends and securities lending income receivable		315,970
Receivable for shares of Beneficial Interest subscribed		4,528
Tax reclaim receivable—Note 1(b)		2,206
Prepaid expenses		41,224
		274,084,463
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		251,713
Cash overdraft due to Custodian		18,992
Liability for securities on loan—Note 1(c)		6,094,563
Payable for shares of Beneficial Interest redeemed		103,088
Other accrued expenses		101,437
		6,569,793
Net Assets ($)		267,514,670
Composition of Net Assets ($):
Paid-in capital		210,523,957
Total distributable earnings (loss)		56,990,713
Net Assets ($)		267,514,670

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	216,102,290	524,824	39,258,273	11,629,283
Shares Outstanding	14,706,091	39,750	2,625,847	766,101
Net Asset Value Per Share ($)	14.69	13.20	14.95	15.18
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,343 foreign taxes withheld at source):
Unaffiliated issuers	1,189,617
Affiliated issuers	43,872
Affiliated income net of rebates from securities lending—Note 1(c)	5,678
Interest	1,349
Total Income	1,240,516
Expenses:
Management fee—Note 3(a)	420,674
Shareholder servicing costs—Note 3(c)	108,661
Professional fees	64,485
Registration fees	33,688
Chief Compliance Officer fees—Note 3(c)	21,121
Prospectus and shareholders’ reports	12,625
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Trustees’ fees and expenses—Note 3(d)	4,534
Custodian fees—Note 3(c)	3,537
Distribution plan fees—Note 3(b)	1,974
Interest expense—Note 2	631
Loan commitment fees—Note 2	561
Miscellaneous	8,829
Total Expenses	691,320
Less—reduction in expenses due to undertaking—Note 3(a)	(78,876)
Net Expenses	612,444
Net Investment Income	628,072
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	23,849,208
Net change in unrealized appreciation (depreciation) on investments	(36,252,895)
Net Realized and Unrealized Gain (Loss) on Investments	(12,403,687)
Net (Decrease) in Net Assets Resulting from Operations	(11,775,615)
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

Operations ($):
Net investment income	628,072	376,339
Net realized gain (loss) on investments	23,849,208	17,522,082
Net change in unrealized appreciation (depreciation) on investments	(36,252,895)	(13,449,877)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,775,615)	4,448,544
Distributions ($):
Distributions to shareholders:
Class A	(4,719,781)	(2,453,470)
Class C	(151,395)	(67,880)
Class I	(7,408,654)	(6,311,648)
Class Y	(2,322,353)	(1,202,218)
Total Distributions	(14,602,183)	(10,035,216)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	540,210	327,863
Class C	374	5,703
Class I	1,645,707	3,890,467
Class Y	392,769	1,228,279
Net assets received in connection with reorganization—Note 1	243,499,321	-
Distributions reinvested:
Class A	4,542,412	2,363,215
Class C	151,395	67,880
Class I	5,913,067	5,547,124
Class Y	2,322,353	1,202,218
Cost of shares redeemed:
Class A	(5,468,149)	(3,052,200)
Class C	(17,763)	(58,459)
Class I	(4,116,703)	(52,043,219)
Class Y	(9,785,323)	(1,508,038)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	239,619,670	(42,029,167)
Total Increase (Decrease) in Net Assets	213,241,872	(47,615,839)
Net Assets ($):
Beginning of Period	54,272,798	101,888,637
End of Period	267,514,670	54,272,798

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

Capital Share Transactions (Shares):
Class A
Shares sold	33,044	17,398
Shares issued in connection with reorganization—Note 1	13,810,967	-
Shares issued for distributions reinvested	319,663	126,173
Shares redeemed	(352,736)	(160,384)
Net Increase (Decrease) in Shares Outstanding	13,810,938	(16,813)
Class C
Shares sold	24	294
Shares issued for distributions reinvested	11,837	3,900
Shares redeemed	(1,153)	(3,069)
Net Increase (Decrease) in Shares Outstanding	10,708	1,125
Class I
Shares sold	106,094	206,598
Shares issued in connection with reorganization—Note 1	966,368	-
Shares issued for distributions reinvested	409,492	292,879
Shares redeemed	(255,559)	(2,554,547)
Net Increase (Decrease) in Shares Outstanding	1,226,395	(2,055,070)
Class Y
Shares sold	23,980	60,046
Shares issued in connection with reorganization—Note 1	758,676	-
Shares issued for distributions reinvested	158,414	62,812
Shares redeemed	(605,989)	(80,439)
Net Increase (Decrease) in Shares Outstanding	335,081	42,419
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.51	21.10	18.65	19.20	24.59	15.58
Investment Operations:
Net investment income(a)	.10	.06	.11	.14	.10	.05
Net realized and unrealized gain (loss) on investments	.50 (b)	1.13	3.23	1.01	(2.58)	9.06
Total from Investment Operations	.60	1.19	3.34	1.15	(2.48)	9.11
Distributions:
Dividends from net investment income	(.20 )	(.28 )	(.11 )	-	-	(.10 )
Dividends from net realized gain on investments	(5.22)	(2.50)	(.78 )	(1.70)	(2.91)	-
Total Distributions	(5.42)	(2.78)	(.89 )	(1.70)	(2.91)	(.10 )
Net asset value, end of period	14.69	19.51	21.10	18.65	19.20	24.59
Total Return (%)(c)	4.17 (d)	6.14	18.38	5.93	(11.39)	58.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.41 (e)	1.62	1.45	1.37	1.35	1.34
Ratio of net expenses to average net assets	1.26 (e),(f)	1.47 (f),(g)	1.38 (f),(g)	1.37 (g)	1.35	1.34
Ratio of net investment income to average net assets	1.35 (e),(f)	.32 (f),(g)	.58 (f),(g)	.71 (g)	.44	.22
Portfolio Turnover Rate	42.14 (d)	58.55	44.75	43.28	48.99	54.45
Net Assets, end of period ($ x 1,000)	216,102	17,460	19,240	19,277	20,205	26,092

(a)	Based on average shares outstanding.
(b)
The direction of this amount may be different than the change in the Statement of Operations for the period. This is due to timing of capital transactions including the merger on February 13, 2026 with BNY Mellon Opportunistic Small Cap Fund.

(c)	Exclusive of sales charge.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	18.01	19.69	17.51	18.27	23.72	15.08
Investment Operations:
Net investment (loss)(a)	(.02 )	(.09 )	(.06 )	(.03 )	(.08 )	(.13 )
Net realized and unrealized gain (loss) on investments	.51 (b)	1.04	3.02	.97	(2.46)	8.77
Total from Investment Operations	.49	.95	2.96	.94	(2.54)	8.64
Distributions:
Dividends from net investment income	(.08 )	(.13 )	-	-	-	-
Dividends from net realized gain on investments	(5.22)	(2.50)	(.78 )	(1.70)	(2.91)	-
Total Distributions	(5.30)	(2.63)	(.78 )	(1.70)	(2.91)	-
Net asset value, end of period	13.20	18.01	19.69	17.51	18.27	23.72
Total Return (%)(c)	3.75 (d)	5.28	17.32	5.02	(12.14)	57.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.24 (e)	2.47	2.36	2.23	2.18	2.19
Ratio of net expenses to average net assets	2.09 (e),(f)	2.32 (f),(g)	2.30 (f),(g)	2.23 (g)	2.18	2.19
Ratio of net investment (loss) to average net assets	(.26 )(e),(f)	(.53 )(f),(g)	(.33 )(f),(g)	(.16 )(g)	(.38 )	(.61 )
Portfolio Turnover Rate	42.14 (d)	58.55	44.75	43.28	48.99	54.45
Net Assets, end of period ($ x 1,000)	525	523	550	588	851	1,010

(a)	Based on average shares outstanding.
(b)
The direction of this amount may be different than the change in the Statement of Operations for the period. This is due to timing of capital transactions including the merger on February 13, 2026 with BNY Mellon Opportunistic Small Cap Fund.

(c)	Exclusive of sales charge.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.77	21.34	18.86	19.39	24.78	15.69
Investment Operations:
Net investment income(a)	.08	.12	.18	.21	.17	.12
Net realized and unrealized gain (loss) on investments	.57 (b)	1.14	3.26	1.01	(2.61)	9.13
Total from Investment Operations	.65	1.26	3.44	1.22	(2.44)	9.25
Distributions:
Dividends from net investment income	(.25 )	(.33 )	(.18 )	(.05 )	(.04 )	(.16 )
Dividends from net realized gain on investments	(5.22)	(2.50)	(.78 )	(1.70)	(2.91)	-
Total Distributions	(5.47)	(2.83)	(.96 )	(1.75)	(2.95)	(.16 )
Net asset value, end of period	14.95	19.77	21.34	18.86	19.39	24.78
Total Return (%)	4.29 (c)	6.50	18.75	6.27	(11.13)	59.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.14 (d)	1.30	1.11	1.05	1.03	1.03
Ratio of net expenses to average net assets	.99 (d),(e)	1.15 (e),(f)	1.04 (e),(f)	1.04 (f)	1.03	1.03
Ratio of net investment income to average net assets	.95 (d),(e)	.63 (e),(f)	.91 (e),(f)	1.04 (f)	.76	.53
Portfolio Turnover Rate	42.14 (c)	58.55	44.75	43.28	48.99	54.45
Net Assets, end of period ($ x 1,000)	39,258	27,673	73,731	94,644	100,316	116,039

(a)	Based on average shares outstanding.
(b)
The direction of this amount may be different than the change in the Statement of Operations for the period. This is due to timing of capital transactions including the merger on February 13, 2026 with BNY Mellon Opportunistic Small Cap Fund.

(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.99	21.54	19.02	19.54	24.95	15.80
Investment Operations:
Net investment income(a)	.08	.13	.17	.21	.18	.13
Net realized and unrealized gain (loss) on investments	.58 (b)	1.15	3.31	1.03	(2.63)	9.19
Total from Investment Operations	.66	1.28	3.48	1.24	(2.45)	9.32
Distributions:
Dividends from net investment income	(.25 )	(.33 )	(.18 )	(.06 )	(.05 )	(.17 )
Dividends from net realized gain on investments	(5.22)	(2.50)	(.78 )	(1.70)	(2.91)	-
Total Distributions	(5.47)	(2.83)	(.96 )	(1.76)	(2.96)	(.17 )
Net asset value, end of period	15.18	19.99	21.54	19.02	19.54	24.95
Total Return (%)	4.30 (c)	6.55	18.85	6.32	(11.09)	59.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11 (d)	1.25	1.05	1.01	.99	1.00
Ratio of net expenses to average net assets	.96 (d),(e)	1.10 (e),(f)	1.01 (e),(f)	1.01 (f)	.99	1.00
Ratio of net investment income to average net assets	.95 (d),(e)	.69 (e),(f)	.88 (e),(f)	1.06 (f)	.80	.56
Portfolio Turnover Rate	42.14 (c)	58.55	44.75	43.28	48.99	54.45
Net Assets, end of period ($ x 1,000)	11,629	8,617	8,369	46,142	41,480	48,534

(a)	Based on average shares outstanding.
(b)
The direction of this amount may be different than the change in the Statement of Operations for the period. This is due to timing of capital transactions including the merger on February 13, 2026 with BNY Mellon Opportunistic Small Cap Fund.

(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Small Cap Value Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
Effective October 1, 2025, (the “Effective Date”), the fund terminated the Fund Accounting and Administrative Services Agreement. As of the Effective Date, the fund will be administered by the Adviser.
As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Trust’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon Opportunistic Small Cap Fund Investor, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for Class A, Class I and Class Y shares shares to holders of the corresponding class of fund shares (with holders of Investor Shares of the Acquired Fund having received Class A shares of the fund) of  Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies. The net asset value of the fund’s Class A, Class I and Class Y shares on the close of business on February 13, 2026, after the reorganization was $15.63, $15.90 and $16.14, respectively, and a total of 13,810,967, 966,368 and 758,676 shares, respectively, were issued to shareholders of the Acquired Fund Investor Shares (with holders of Investor Shares of the Acquired Fund having received Class A shares of the fund), Class I and Class Y shares in the exchange.
The net unrealized appreciation (depreciation) on investments and net assets as of the merger date for the Acquired Fund and the fund were as follows:
	Unrealized Appreciation (Depreciation) ($)	Net Assets ($)
BNY Mellon Small Cap Value Fund	11,505,808	55,098,619
BNY Mellon Opportunistic Small Cap Fund	61,032,976	243,499,321
Assuming the merger had been completed on October 1, 2025, the fund’s pro forma results in the Statement of Operations during the period ended March 31, 2026 would be as follows:
Net investment income	$1,055,731 †
Net realized and unrealized gain (loss) on investments	$21,618,929 ††
Net increase in net assets resulting from operations	$22,674,660

†	$628,072 as reported in the Statement of Operations, plus $427,659 the Acquired Fund pre-merger.
††	$(12,403,687) as reported in the Statement of Operations, plus $34,022,616 the Acquired Fund pre-merger.
Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and expenses of BNY Mellon Opportunistic Small Cap Fund that have been included in the fund’s Statement of Operations since February 13, 2026.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	255,733,856	—	—	255,733,856
Equity Securities - Private Equity	—	—	807,425	807,425
Investment Companies	11,924,061	—	—	11,924,061
	267,657,917	—	807,425	268,465,342

†	See Schedule of Investments for additional detailed categorizations, if any.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of March 31, 2026.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
determination of fair values at period end.
Asset Type	Value ($)	Valuation Techniques/ Methodologies†	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	807,425	Market Comparables Companies	Revenue Multiple during quarter	(2.8x)-(5.9x)/(5.4x)
		Premium/Discount Cash Flows	WACC	(50.0%)-(143.0%)/(126.6%)

†	Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of March 31, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2026, BNY earned $772 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of March 31, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	21,670,027
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(21,540,644)†
Net amount	129,383

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
At March 31, 2026, the market value of the collateral was 99.4% of the market value of the securities on loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. In addition, the value of collateral may include pending sales that are also on loan.See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended September 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2025 were as follows: ordinary income $1,135,017 and long-term capital gains $8,900,199. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended March 31, 2026, the fund was charged $631 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended March 31, 2026 was approximately $27,473 with a related weighted average annualized interest rate of 4.61%. As of March 31, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from October 1, 2025 through February 28, 2027, to waive receipt of a portion of the fund’s management fee in the amount of .15% of the value of the fund’s average daily net assets. On or after February 28, 2027, the Adviser may terminate this expense limitation agreement at any time.The reduction in expenses, pursuant to the undertaking, amounted to $78,876 during the period ended March 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .384% of the value of the fund’s average daily net assets.
During the period ended March 31, 2026, the Distributor retained $211 from commissions earned on sales of the fund’s Class A shares and $40 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended March 31, 2026, Class C shares were charged $1,974 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended March 31, 2026, Class A and Class C shares were charged $81,744 and $658, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2026, the fund was charged $8,727 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2026, the fund was charged $3,537 pursuant to the custody agreement.
During the period ended March 31, 2026, the fund was charged $21,121 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended March 31, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $183,327, Distribution Plan fees of $335, Shareholder Services Plan fees of $46,360, Custodian fees of $5,811, Chief Compliance Officer fees of $15,043, Transfer Agent fees of $14,205 and shareholder and regulatory reports service fees of $21,167, which are offset against an expense reimbursement currently in effect in the amount of $34,535.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2026, amounted to $47,737,290 and $71,132,325, respectively.
At March 31, 2026, accumulated net unrealized appreciation on investments was $33,996,421, consisting of $51,011,373 gross unrealized appreciation and $17,014,952 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund is a series of BNY Mellon Investment Funds I (the “Trust”). KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Fund until its dismissal on January 1, 2026.
During each of the two fiscal years ended September 30, 2025 and September 30, 2024, and the subsequent interim period through January 1, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
The audit reports of KPMG on the financial statements of the Fund as of and for the fiscal years ended September 30, 2025 and September 30, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 19, 2025, the Audit Committee and Board of the Trust approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm effective January 1, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. Accordingly, a change in the Fund’s independent registered public accounting firm was deemed to occur as of January 1, 2026.

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect six Board Members to the Board of Trustees of the Fund:
Andrew J. Donohue	137,780,312	1,215,294
Joan L. Gulley	137,802,019	1,193,587
Alan H. Howard	137,840,839	1,154,766
Robin A. Melvin	137,768,975	1,226,630
Bradley J. Skapyak	137,763,522	1,232,084
Burton N. Wallack	137,793,180	1,202,426

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $25,655.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 3-4, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional small-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional small-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional small-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above or at the Performance Group median for all periods, except for the three-, four- and five-year periods when the Fund’s total return performance was below the Performance Group median, and was below the Performance Universe median for all periods, except for the one-year period when the Fund’s total return performance was above the Performance Universe median. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain of the periods under review and noted efforts by the Adviser and the

Sub-Adviser to improve the fund’s performance. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until January 31, 2027, to waive receipt of a portion of its management fee in the amount of .15% of the value of the fund’s average daily net assets. On or after January 31, 2027, the Adviser may terminate this waiver agreement at any time.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s recent performance and efforts by the Adviser and the Sub-Adviser to improve the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-6944NCSRSA0326

BNY Mellon Small/Mid Cap Growth Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
March 31, 2026

Class	Ticker
A	DBMAX
C	DBMCX
I	SDSCX
Y	DBMYX
Z	DBMZX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.7%
Automobiles & Components — 2.6%
Patrick Industries, Inc.(a)	180,711	20,071,571
Banks — 1.0%
SouthState Bank Corp.	81,702	7,559,069
Capital Goods — 26.1%
Comfort Systems USA, Inc.	1,427	1,967,819
Construction Partners, Inc., Cl. A(b)	184,123	20,459,748
Curtiss-Wright Corp.	33,100	22,545,072
Esab Corp.	151,618	14,655,396
Flowserve Corp.	259,306	19,061,584
Herc Holdings, Inc.	151,020	15,034,041
Hubbell, Inc.	23,280	11,424,427
Karman Holdings, Inc.(a),(b)	201,093	16,097,495
Loar Holdings, Inc.(a),(b)	254,780	14,596,346
Regal Rexnord Corp.	130,702	24,475,256
The Timken Company	185,924	18,698,377
WESCO International, Inc.	37,216	10,183,042
York Space Systems, Inc.(a),(b)	434,054	9,622,977
		198,821,580
Commercial & Professional Services — 2.2%
BlackSky Technology, Inc.(a),(b)	354,766	8,925,913
HNI Corp.	131,644	4,395,593
Planet Labs PBC(b)	112,637	3,148,204
		16,469,710
Consumer Discretionary Distribution & Retail — 2.8%
RH(b)	69,133	9,666,176
Warby Parker, Inc., Cl. A(a),(b)	562,210	11,845,765
		21,511,941
Consumer Durables & Apparel — 4.5%
Brunswick Corp.	258,043	18,775,209
Deckers Outdoor Corp.(b)	74,942	7,500,945
YETI Holdings, Inc.(a),(b)	227,175	8,312,333
		34,588,487
Consumer Services — 5.0%
Black Rock Coffee Bar, Inc., Cl. A(b)	467,855	6,044,687
First Watch Restaurant Group, Inc.(a),(b)	1,530,251	16,037,030
Wingstop, Inc.(a)	105,027	16,276,034
		38,357,751
Consumer Staples Distribution & Retail — 4.1%
Casey’s General Stores, Inc.	42,513	30,943,512
Energy — .9%
Transocean Ltd.(b)	1,074,102	7,121,296
Health Care Equipment & Services — 10.2%
Alignment Healthcare, Inc.(b)	1,002,991	17,672,701
Ceribell, Inc.(a),(b)	428,851	7,860,839
GeneDx Holdings Corp.(b)	116,036	7,451,832
Guardant Health, Inc.(a),(b)	310,721	28,701,299
Privia Health Group, Inc.(b)	774,738	15,936,360
		77,623,031
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.7% (continued)
Insurance — 4.3%
The Baldwin Insurance Group, Inc.(a),(b)	1,492,975	32,755,871
Pharmaceuticals, Biotechnology & Life Sciences — 18.0%
Ascendis Pharma A/S, ADR(a),(b)	42,147	9,640,283
Bio-Techne Corp.(a)	305,304	15,955,187
Cytokinetics, Inc.(b)	68,362	4,505,740
Definium Therapeutics, Inc.(b)	220,060	4,159,134
Denali Therapeutics, Inc.(b)	145,432	2,792,294
Dianthus Therapeutics, Inc.(b)	39,977	3,354,870
Disc Medicine, Inc.(b)	65,330	4,177,200
Madrigal Pharmaceuticals, Inc.(b)	15,973	8,361,386
Mettler-Toledo International, Inc.(b)	12,850	16,206,420
Mirum Pharmaceuticals, Inc.(b)	160,003	14,781,077
Monopar Therapeutics, Inc.(b)	26,214	1,436,265
Natera, Inc.(b)	31,214	6,242,488
Newamsterdam Pharma Co. NV(a),(b)	178,388	5,710,200
Repligen Corp.(b)	212,427	25,028,149
Rhythm Pharmaceuticals, Inc.(b)	56,319	4,898,064
Syndax Pharmaceuticals, Inc.(b)	178,589	4,171,839
Xenon Pharmaceuticals, Inc.(b)	91,553	5,323,807
		136,744,403
Semiconductors & Semiconductor Equipment — 8.7%
Entegris, Inc.	113,125	13,262,775
MKS, Inc.	88,631	20,368,290
Onto Innovation, Inc.(b)	64,226	13,170,826
SiTime Corp.(b)	55,234	19,075,062
		65,876,953
Software & Services — 3.2%
JFrog Ltd.(b)	191,651	8,994,181
Roper Technologies, Inc.	42,461	15,025,250
		24,019,431
Technology Hardware & Equipment — 2.1%
Mirion Technologies, Inc.(a),(b)	863,690	16,055,997
Transportation — 2.0%
Schneider National, Inc., Cl. B(a)	581,591	15,330,739
Total Equity Securities - Common Stocks (cost $680,246,230)		743,851,342
Equity Securities - Private Equity — 1.8%
Consumer Staples Distribution & Retail — .6%
Supplying Demand, Inc., Ser. E (b),(c)	497,558	4,418,315
Real Estate Management & Development — .2%
Roofstock, Ser. E (b),(c)	346,123	1,197,586
Software & Services — 1.0%
Fundbox, Ser. D (b),(c)	702,664	3,176,041
Locus Robotics, Ser. F (b),(c)	101,086	4,627,717
		7,803,758
Total Equity Securities - Private Equity (cost $29,263,820)		13,419,659

4

Description	Number of Rights	Value ($)
Rights — .0%
Health Care Equipment & Services — .0%
ABIOMED, Inc., expiring 12/31/2049(c) (cost $0)	160,644	200,805

	1-Day Yield (%)	Shares
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $3,930,975)	3.72	3,930,975	3,930,975
Investment of Cash Collateral for Securities Loaned — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $2,247,734)	3.72	2,247,734	2,247,734
Total Investments (cost $715,688,759)		100.3%	763,650,515
Liabilities, Less Cash and Receivables		(.3%)	(2,445,202)
Net Assets		100.0%	761,205,313

ADR—American Depositary Receipt

(a)
Security, or portion thereof, on loan. At March 31, 2026, the value of the fund’s securities on loan was $164,936,468 and the value of the collateral was
$161,880,299, consisting of cash collateral of $2,247,734 and U.S. Government & Agency securities valued at $159,632,565.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	The fund held Level 3 securities at March 31, 2026. These securities were valued at $13,620,464 or 1.8% of net assets.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 9/30/2025	Purchases ($)†	Sales ($)	Value ($) 3/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	7,012,190	308,955,173	(312,036,388)	3,930,975	225,216
Investment of Cash Collateral for Securities Loaned - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	8,333,739	54,866,794	(60,952,799)	2,247,734	112,420††
Total - .8%	15,345,929	363,821,967	(372,989,187)	6,178,709	337,636

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $164,936,468)—Note 1(b):
Unaffiliated issuers	709,510,050	757,471,806
Affiliated issuers	6,178,709	6,178,709
Receivable for investment securities sold		2,442,008
Dividends and securities lending income receivable		228,888
Receivable for shares of Beneficial Interest subscribed		85,171
Prepaid expenses		65,900
		766,472,482
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		580,539
Cash overdraft due to Custodian		709,538
Liability for securities on loan—Note 1(b)		2,247,734
Payable for shares of Beneficial Interest redeemed		1,496,218
Trustees’ fees and expenses payable		2,628
Other accrued expenses		230,512
		5,267,169
Net Assets ($)		761,205,313
Composition of Net Assets ($):
Paid-in capital		667,428,466
Total distributable earnings (loss)		93,776,847
Net Assets ($)		761,205,313

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	296,607,194	18,525,909	306,979,503	37,422,626	101,670,081
Shares Outstanding	16,045,195	1,449,915	15,082,957	1,799,016	5,045,752
Net Asset Value Per Share ($)	18.49	12.78	20.35	20.80	20.15
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,117,495
Affiliated issuers	225,216
Affiliated income net of rebates from securities lending—Note 1(b)	112,420
Total Income	2,455,131
Expenses:
Management fee—Note 3(a)	2,736,237
Shareholder servicing costs—Note 3(c)	813,988
Distribution/service plans fees—Note 3(b)	169,801
Administration fee—Note 3(a)	161,607
Prospectus and shareholders’ reports	107,746
Professional fees	86,173
Trustees’ fees and expenses—Note 3(d)	54,057
Registration fees	46,219
Chief Compliance Officer fees—Note 3(c)	19,079
Loan commitment fees—Note 2	11,487
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Custodian fees—Note 3(c)	8,986
Interest expense—Note 2	8,034
Miscellaneous	37,919
Total Expenses	4,271,333
Less—reduction in expenses due to undertaking—Note 3(a)	(159,979)
Net Expenses	4,111,354
Net Investment (Loss)	(1,656,223)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	74,745,738
Net change in unrealized appreciation (depreciation) on investments	(99,681,155)
Net Realized and Unrealized Gain (Loss) on Investments	(24,935,417)
Net (Decrease) in Net Assets Resulting from Operations	(26,591,640)
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

Operations ($):
Net investment (loss)	(1,656,223)	(5,653,652)
Net realized gain (loss) on investments	74,745,738	433,139,253
Net change in unrealized appreciation (depreciation) on investments	(99,681,155)	(228,167,878)
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,591,640)	199,317,723
Distributions ($):
Distributions to shareholders:
Class A	(128,597,364)	(872,842)
Class C	(11,252,525)	(89,191)
Class I	(136,399,653)	(1,216,423)
Class Y	(17,403,086)	(379,616)
Class Z	(40,502,279)	(244,372)
Total Distributions	(334,154,907)	(2,802,444)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	17,358,580	16,919,643
Class C	1,510,512	1,128,957
Class I	58,773,276	47,610,637
Class Y	3,907,827	16,756,553
Class Z	450,496	444,267
Distributions reinvested:
Class A	120,578,206	825,407
Class C	10,963,582	85,346
Class I	124,570,589	1,124,003
Class Y	17,336,120	378,603
Class Z	38,205,595	229,656
Cost of shares redeemed:
Class A	(53,577,599)	(90,575,548)
Class C	(8,267,851)	(10,976,628)
Class I	(162,445,140)	(280,941,080)
Class Y	(51,054,365)	(140,914,573)
Class Z	(10,104,521)	(8,324,513)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	108,205,307	(446,229,270)
Total Increase (Decrease) in Net Assets	(252,541,240)	(249,713,991)
Net Assets ($):
Beginning of Period	1,013,746,553	1,263,460,544
End of Period	761,205,313	1,013,746,553
8

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

Capital Share Transactions (Shares):
Class A(a)
Shares sold	743,229	616,910
Shares issued for distributions reinvested	5,998,915	28,355
Shares redeemed	(2,440,122)	(3,258,633)
Net Increase (Decrease) in Shares Outstanding	4,302,022	(2,613,368)
Class C(a)
Shares sold	99,370	50,356
Shares issued for distributions reinvested	787,048	3,623
Shares redeemed	(525,919)	(498,314)
Net Increase (Decrease) in Shares Outstanding	360,499	(444,335)
Class I
Shares sold	2,563,822	1,661,644
Shares issued for distributions reinvested	5,634,129	36,364
Shares redeemed	(6,640,098)	(9,701,023)
Net Increase (Decrease) in Shares Outstanding	1,557,853	(8,003,015)
Class Y
Shares sold	151,025	571,512
Shares issued for distributions reinvested	767,424	12,085
Shares redeemed	(1,774,890)	(4,670,888)
Net Increase (Decrease) in Shares Outstanding	(856,441)	(4,087,291)
Class Z
Shares sold	19,480	14,735
Shares issued for distributions reinvested	1,744,548	7,471
Shares redeemed	(424,623)	(287,719)
Net Increase (Decrease) in Shares Outstanding	1,339,405	(265,513)

(a)
During the period ended March 31, 2026, 137 Class C shares representing $2,422 were automatically converted to 100 Class A shares and during the period ended
September 30, 2025, 333 Class C shares representing $7,168 were automatically converted to 270 Class A shares.

See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	30.00	25.32	21.91	20.24	37.14	32.98
Investment Operations:
Net investment (loss)(a)	(.05 )	(.17 )	(.17 )	(.12 )	(.18 )	(.29 )
Net realized and unrealized gain (loss) on investments	(.30 )	4.91	3.58	1.79	(13.59)	7.54
Total from Investment Operations	(.35 )	4.74	3.41	1.67	(13.77)	7.25
Distributions:
Dividends from net realized gain on investments	(11.16)	(.06 )	-	-	(3.13)	(3.09)
Net asset value, end of period	18.49	30.00	25.32	21.91	20.24	37.14
Total Return (%)(b)	(4.14)(c)	18.74	15.56	8.25	(40.04)	22.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05 (d)	1.02	1.02	1.00	.98	.95
Ratio of net expenses to average net assets	1.02 (d),(e)	.97 (e),(f)	1.01 (e),(f)	.99 (e),(f)	.93 (e)	.95
Ratio of net investment (loss) to average net assets	(.48 )(d),(e)	(.64 )(e),(f)	(.73 )(e),(f)	(.53 )(e),(f)	(.65 )(e)	(.77 )
Portfolio Turnover Rate	85.41 (c)	131.25	48.92	36.02	28.58	37.29
Net Assets, end of period ($ x 1,000)	296,607	352,263	363,545	382,062	414,597	729,672

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	24.12	20.54	17.91	16.69	31.46	28.55
Investment Operations:
Net investment (loss)(a)	(.11 )	(.33 )	(.30 )	(.25 )	(.35 )	(.49 )
Net realized and unrealized gain (loss) on investments	(.07 )	3.97	2.93	1.47	(11.29)	6.49
Total from Investment Operations	(.18 )	3.64	2.63	1.22	(11.64)	6.00
Distributions:
Dividends from net realized gain on investments	(11.16)	(.06 )	-	-	(3.13)	(3.09)
Net asset value, end of period	12.78	24.12	20.54	17.91	16.69	31.46
Total Return (%)(b)	(4.55)(c)	17.74	14.62	7.37	(40.55)	21.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.90 (d)	1.86	1.84	1.82	1.77	1.72
Ratio of net expenses to average net assets	1.87 (d),(e)	1.81 (e),(f)	1.84 (e),(f)	1.81 (f)	1.77	1.72
Ratio of net investment (loss) to average net assets	(1.32)(d),(e)	(1.48)(e),(f)	(1.55)(e),(f)	(1.34)(f)	(1.50)	(1.54)
Portfolio Turnover Rate	85.41 (c)	131.25	48.92	36.02	28.58	37.29
Net Assets, end of period ($ x 1,000)	18,526	26,272	31,501	41,021	50,375	105,686

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	31.92	26.88	23.19	21.38	38.97	34.40
Investment Operations:
Net investment (loss)(a)	(.03 )	(.12 )	(.12 )	(.07 )	(.14 )	(.20 )
Net realized and unrealized gain (loss) on investments	(.38 )	5.22	3.81	1.88	(14.32)	7.86
Total from Investment Operations	(.41 )	5.10	3.69	1.81	(14.46)	7.66
Distributions:
Dividends from net realized gain on investments	(11.16)	(.06 )	-	-	(3.13)	(3.09)
Net asset value, end of period	20.35	31.92	26.88	23.19	21.38	38.97
Total Return (%)	(4.06)(b)	18.99	15.86	8.51	(39.92)	22.90
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82 (c)	.79	.77	.76	.74	.70
Ratio of net expenses to average net assets	.78 (c),(d)	.74 (d),(e)	.77 (d),(e)	.75 (e)	.74	.70
Ratio of net investment (loss) to average net assets	(.24 )(c),(d)	(.41 )(d),(e)	(.47 )(d),(e)	(.29 )(e)	(.46 )	(.52 )
Portfolio Turnover Rate	85.41 (b)	131.25	48.92	36.02	28.58	37.29
Net Assets, end of period ($ x 1,000)	306,980	431,688	578,594	1,382,038	1,629,646	3,541,043

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
12

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	32.38	27.24	23.48	21.62	39.34	34.67
Investment Operations:
Net investment (loss)(a)	(.02 )	(.09 )	(.10 )	(.05 )	(.11 )	(.18 )
Net realized and unrealized gain (loss) on investments	(.40 )	5.29	3.86	1.91	(14.48)	7.94
Total from Investment Operations	(.42 )	5.20	3.76	1.86	(14.59)	7.76
Distributions:
Dividends from net realized gain on investments	(11.16)	(.06 )	-	-	(3.13)	(3.09)
Net asset value, end of period	20.80	32.38	27.24	23.48	21.62	39.34
Total Return (%)	(4.02)(b)	19.11	16.01	8.60	(39.88)	22.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73 (c)	.69	.67	.65	.64	.63
Ratio of net expenses to average net assets	.69 (c),(d)	.64 (d),(e)	.66 (d),(e)	.65 (e)	.64	.63
Ratio of net investment (loss) to average net assets	(.15 )(c),(d)	(.31 )(d),(e)	(.38 )(d),(e)	(.19 )(e)	(.36 )	(.45 )
Portfolio Turnover Rate	85.41 (b)	131.25	48.92	36.02	28.58	37.29
Net Assets, end of period ($ x 1,000)	37,423	85,977	183,650	291,767	275,433	472,711

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
Class Z Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	31.72	26.73	23.09	21.30	38.86	34.33
Investment Operations:
Net investment (loss)(a)	(.04 )	(.14 )	(.15 )	(.09 )	(.15 )	(.23 )
Net realized and unrealized gain (loss) on investments	(.37 )	5.19	3.79	1.88	(14.28)	7.85
Total from Investment Operations	(.41 )	5.05	3.64	1.79	(14.43)	7.62
Distributions:
Dividends from net realized gain on investments	(11.16)	(.06 )	-	-	(3.13)	(3.09)
Net asset value, end of period	20.15	31.72	26.73	23.09	21.30	38.86
Total Return (%)	(4.09)(b)	18.91	15.77	8.40	(39.96)	22.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91 (c)	.88	.88	.84	.79	.77
Ratio of net expenses to average net assets	.87 (c),(d)	.83 (d),(e)	.87 (d),(e)	.84 (e)	.79	.77
Ratio of net investment (loss) to average net assets	(.33 )(c),(d)	(.48 )(d),(e)	(.59 )(d),(e)	(.38 )(e)	(.52 )	(.59 )
Portfolio Turnover Rate	85.41 (b)	131.25	48.92	36.02	28.58	37.29
Net Assets, end of period ($ x 1,000)	101,670	117,548	106,171	105,989	102,449	182,502

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Small/Mid Cap Growth Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear services plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	743,851,342	—	—	743,851,342
Equity Securities - Private Equity	—	—	13,419,659	13,419,659
Rights	—	—	200,805	200,805
Investment Companies	6,178,709	—	—	6,178,709
	750,030,051	—	13,620,464	763,650,515

†	See Schedule of Investments for additional detailed categorizations, if any.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities- Private Equity & Rights ($)
Balance as of 9/30/2025†	20,822,008
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(7,201,544)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 3/31/2026†	13,620,464
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 3/31/2026	(7,201,544)

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of March 31, 2026.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values at period end.
Asset Type	Value ($)	Valuation Techniques/ Methodologies†	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	13,419,659	Market Comparables Companies	Changes in Enterprise Market Value of Comparables from prior month-end valuation	(-22.70%)/(-22.70%)
			Revenue Multiple during the quarter	(2.8x)-(5.9x)/(4.5x)
		Premium/Discount Cash Flows	WACC	(-10.0%)-(143.0%)/(76.6%)

†	Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2026, BNY earned $15,308 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of March 31, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	164,936,468
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(161,880,299)†
Net amount	3,056,169

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
At March 31, 2026, the market value of the collateral was 98.1% of the market value of the securities on loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. In addition, the value of collateral may include pending sales that are also on loan.See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Small and Midsize Company Risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended September 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2025 were as follows: long-term capital gains $2,802,444. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended March 31, 2026, the fund was charged $8,034 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended March 31, 2026 was approximately $336,264 with a related weighted average annualized interest rate of 4.79%. As of March 31, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the fund’s management fee in the amount of .05% of the value of the fund’s average daily net assets. On January 31, 2026, the Adviser terminated this waiver agreement. The reduction in expenses, pursuant to the undertaking, amounted to $159,979 during the period ended March 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual
19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with the Adviser, whereby the Adviser performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate the Adviser for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.
In addition, after applying any expense limitations or fee waivers that reduce the fees paid to the Adviser for this service, the Adviser has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both the Adviser’s costs in providing these services and a reasonable allocation of the costs incurred by the Adviser and its affiliates related to the support and oversight of these services. The fund also reimburses the Adviser for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $161,607 during the period ended March 31, 2026.
During the period ended March 31, 2026, the Distributor retained and $723 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended March 31, 2026, Class C shares were charged $86,262 pursuant to the Distribution Plan.
Under the service plan adopted pursuant to Rule 12b-1 under the Act (the “Service Plan”), Class Z reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of up to .25% of the value of the average daily net assets of Class Z shares. During the period ended March 31, 2026, Class Z shares were charged $83,539 pursuant to the Service Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended March 31, 2026, Class A and Class C shares were charged $423,994 and $28,754, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management
20

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
fees are related to fund subscriptions and redemptions. During the period ended March 31, 2026, the fund was charged $35,870 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2026, the fund was charged $8,986 pursuant to the custody agreement.
During the period ended March 31, 2026, the fund was charged $19,079 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended March 31, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $404,006, administration fees of $27,527, Distribution/Service Plans fees of $24,904, Shareholder Services Plan fees of $69,393, Custodian fees of $11,717, Chief Compliance Officer fees of $9,875, Transfer Agent fees of $21,450 and shareholder and regulatory reports service fees of $11,667.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2026, amounted to $769,273,843 and $984,766,594, respectively.
At March 31, 2026, accumulated net unrealized appreciation on investments was $47,961,756, consisting of $123,931,942 gross unrealized appreciation and $75,970,186 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
21

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund is a series of BNY Mellon Investment Funds I (the “Trust”). KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Fund until its dismissal on January 1, 2026.
During each of the two fiscal years ended September 30, 2025 and September 30, 2024, and the subsequent interim period through January 1, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
The audit reports of KPMG on the financial statements of the Fund as of and for the fiscal years ended September 30, 2025 and September 30, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 19, 2025, the Audit Committee and Board of the Trust approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm effective January 1, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. Accordingly, a change in the Fund’s independent registered public accounting firm was deemed to occur as of January 1, 2026.
22

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect six Board Members to the Board of Trustees of the Fund:
Andrew J. Donohue	137,780,312	1,215,294
Joan L. Gulley	137,802,019	1,193,587
Alan H. Howard	137,840,839	1,154,766
Robin A. Melvin	137,768,975	1,226,630
Bradley J. Skapyak	137,763,522	1,232,084
Burton N. Wallack	137,793,180	1,202,426
23

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $73,136.
24

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 3-4, 2026, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement, Administration Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional mid-cap growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional mid-cap growth funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional mid-cap growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above or at the Performance Group median for all periods, except for the three- and five-year periods when the Fund’s total return performance was below the Performance Group median, and was above the Performance Universe median for all periods, except for the three-, four- and five-year periods when the Fund’s total return performance was below the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices, and it was noted that the fund’s returns were above the returns of the Russell 2500 Growth Index in six of the ten calendar years presented.
25

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
26

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s performance and the fund’s performance as compared to the fund’s performance benchmark index.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and Administration Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
27

© 2026 BNY Mellon Securities Corporation
Code-6921NCSRSA0326

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds I

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 29, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: May 29, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto..

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)